RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	$ 26	$ 69
Purchases	121	212
Accounts receivable	92	86
Accounts payable and accrued liabilities	$ 59	$ 24